Loans and Allowance for Credit Losses (Loan Modifications) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Commercial | Domestic | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 4	¥ 436	¥ 3,110
Percentage of Total Class of Loans	0.00%	0.00%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 4	¥ 0	¥ 0
Commercial | Domestic | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 311,314	¥ 296,078	¥ 315,702
Percentage of Total Class of Loans	0.48%	0.48%	0.55%
Loans Modified within 12 months of Subsequent Default	¥ 11,150	¥ 5,819	¥ 5,201
Commercial | Domestic | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 702	¥ 4,934	¥ 7,038
Percentage of Total Class of Loans	0.00%	0.01%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 88	¥ 0
Commercial | Domestic | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Commercial | Domestic | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Commercial | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 360	¥ 0	¥ 1,720
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Commercial | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 72,434	¥ 85,363	¥ 83,764
Percentage of Total Class of Loans	0.13%	0.18%	0.18%
Loans Modified within 12 months of Subsequent Default	¥ 18,380	¥ 912	¥ 227
Commercial | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 6,280	¥ 0	¥ 82
Percentage of Total Class of Loans	0.01%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Commercial | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Commercial | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Residential | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Residential | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 7,797	¥ 9,826	¥ 14,842
Percentage of Total Class of Loans	0.06%	0.08%	0.12%
Loans Modified within 12 months of Subsequent Default	¥ 89	¥ 243	¥ 105
Residential | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Residential | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Residential | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Card | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Card | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Card | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 27,118	¥ 24,338	¥ 23,689
Percentage of Total Class of Loans	4.86%	4.88%	4.89%
Loans Modified within 12 months of Subsequent Default	¥ 3,992	¥ 2,686	¥ 3,038
Card | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 423	¥ 234	¥ 226
Percentage of Total Class of Loans	0.08%	0.05%	0.05%
Loans Modified within 12 months of Subsequent Default	¥ 119	¥ 2	¥ 3
Card | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Krungsri | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 11	¥ 811	¥ 621
Percentage of Total Class of Loans	0.00%	0.01%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 255	¥ 326	¥ 85
Krungsri | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 134,785	¥ 196,337	¥ 254,892
Percentage of Total Class of Loans	1.37%	2.22%	2.89%
Loans Modified within 12 months of Subsequent Default	¥ 21,519	¥ 22,432	¥ 10,030
Krungsri | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 89,458	¥ 13,248	¥ 1,863
Percentage of Total Class of Loans	0.91%	0.15%	0.02%
Loans Modified within 12 months of Subsequent Default	¥ 3,700	¥ 1,218	¥ 263
Krungsri | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 344	¥ 4,064	¥ 239
Percentage of Total Class of Loans	0.00%	0.05%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 4,543	¥ 31	¥ 2,074
Krungsri | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1,590	¥ 4,475	¥ 657
Percentage of Total Class of Loans	0.02%	0.05%	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 37	¥ 70	¥ 62
Other | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1,720	¥ 2,014	¥ 606
Percentage of Total Class of Loans	0.08%	0.10%	0.03%
Loans Modified within 12 months of Subsequent Default	¥ 840	¥ 68	¥ 304
Other | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 5,670	¥ 7,412	¥ 6,464
Percentage of Total Class of Loans	0.26%	0.36%	0.37%
Loans Modified within 12 months of Subsequent Default	¥ 526	¥ 1,343	¥ 415
Other | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1	¥ 0	¥ 345
Percentage of Total Class of Loans	0.00%	0.00%	0.02%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 4	¥ 0
Other | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0
Other | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0	¥ 0	¥ 0
Percentage of Total Class of Loans	0.00%	0.00%	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0	¥ 0	¥ 0